SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Information Relating to Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2018
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	0 years
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	shorter of lease term or 5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	[1]
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	[1]

[1]	The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5-20 years.